As filed with the Securities and Exchange Commission on May 3, 2013

Investment Company Act File No. 811-22684

U. S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

☒  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒  AMENDMENT NO. 1

DAXOR CORPORATION

(Exact name of Registrant as specified in Charter)

350 Fifth Avenue (Empire State Building), Suite 7120
New York, New York 10118

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: 212-244-0555

Joseph Feldschuh, M.D.

Daxor Corporation

350 Fifth Avenue (Empire State Building), Suite 7120
New York, New York 10118

(Name and address of agent for service)

COPY TO:

Peter D. Fetzer

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, WI 53202-5306

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”) . Registrant’s securities are not being registered under the Securities Act of 1933, as amended (the “1933 Act”) , on this Registration Statement. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, Registrant’s securities.

Daxor Corporation

Daxor Corporation is a medical device manufacturing company which provides additional biotechnology and cryobanking services. While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations . Due to the size of the company’s investment portfolio, it has been determined that the company is operating as an investment company and should register as an investment company .

While Daxor Corporation is registering as a closed-end investment company, Daxor Corporation has always conducted its business as an operating company and has never been in, or held itself out to be in, the business of investing, reinvesting, owning, holding or trading in securities. Since the focus of the disclosure in this prospectus relates to traditional investment companies that are engaged in such businesses, many of the items that are required to be disclosed are inapplicable to the company. As such, the company believes that in order to convey the depth of information, either qualitatively or quantitatively, to allow an investor to make a rational and informed decision concerning a potential investment in the company’s securities, investors should review, in addition to this prospectus, the disclosures contained in the company’s filings under the Securities Exchange Act of 1934, as amended, including its Annual Report on Form 10-K for the year ended December 31, 2011 and Current Reports on Form 8-K. Effective January 1, 2012, the company ceased filing under the Securities Exchange Act of 1934 and began reporting under the Investment Company Act of 1940, and has filed an Annual Report on Form N-CSR for the fiscal year ended December 31, 2012, a Quarterly Schedule of Portfolio Holdings on Form N-Q as of March 31, 2012 and September 30, 2012, and a Semi-Annual Report on Form N-CSR for the six months ended June 30, 2012.

Daxor Corporation is not offering any securities pursuant to this prospectus. The company’s common stock has continuously been traded since its initial public offering. The company’s common stock is traded on the NYSE MKT Equities Exchange under the symbol DXR.

There are risks involved in investing in the Daxor Corporation’s stock. See the “ Risk Factors” section beginning on page 2 of this prospectus.

This prospectus sets forth concisely the information about Daxor Corporation that a prospective investor ought to know before investing. This prospectus should be retained for future reference. Additional information about the company, in the form of a Statement of Additional Information, dated as of the date of this prospectus, is incorporated herein by reference. The Statement of Additional Information may be obtained, free of charge, upon written request to the company’s Corporate Secretary at 350 Fifth Avenue (Empire State Building), Suite 7120, New York, New York 10118, or by calling 212 -330-8500. The table of contents of the Statement of Additional Information can be found on page 14 of this prospectus. The Statement of Additional Information is also available on the company’s website at www.Daxor.com and on the SEC’s website at www.sec.gov.

The date of this prospectus is May 3, 2013.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

You should rely only on the information included or incorporated by reference in this prospectus. Daxor Corporation has not, authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. You should not assume that the information included in this prospectus is accurate as of any date other than the date on the front of this prospectus. The company’s prospects and its business, financial condition and results of operations, each may have changed since the date on the front of this prospectus.

FEE TABLE AND SYNOPSIS

Daxor Corporation is not offering any securities in connection with this prospectus.

FINANCIAL HIGHLIGHTS

Not applicable pursuant to General Instruction, G.3 of Form N-2.

PLAN OF DISTRIBUTION

Daxor Corporation is not offering any securities in connection with this prospectus.

SELLING SHAREHOLDERS

Daxor Corporation is not offering any securities in connection with this prospectus.

USE OF PROCEEDS

Daxor Corporation is not offering any securities in connection with this prospectus.

GENERAL DESCRIPTION OF DAXOR CORPORATION

General

Daxor Corporation is a medical device manufacturing company which provides additional biotechnology services. Daxor Corporation was originally incorporated in New York State as Iatric Corporation in May 1971 for cryobanking services and continues these services through its wholly-owned subsidiary, Scientific Medical Systems. In October 1971, the name Iatric Corporation was changed to Idant Corporation. In May 1973, the name Idant Corporation was changed to Daxor Corporation.

Our principal executive offices are located at 350 Fifth Avenue, Suite 7120, New York, NY 10118.

While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations . Due to the size of the company’s investment portfolio, it has been determined that the company is operating as an investment company and should register as an investment company. While Daxor Corporation is registering as a closed-end investment company , Daxor Corporation’s major focus will remain the development of the BVA-100 ® Blood Volume Analyzer, an instrument that rapidly and accurately measures human blood volume. This instrument is used in conjunction with Volumex ®, a single-use radiopharmaceutical diagnostic injection and collection kit.

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Daxor Corporation also offers cryobanking services for blood storage through Scientific Medical Systems and for semen storage through Idant, a subsidiary of Scientific Medical Systems. The Company also owns the Daxor Oak Ridge Operations (DORO) facility in Oak Ridge, TN, which manufactures, tests, and develops next-generation models of the BVA-100 ®.

Daxor Corporation maintains an internet website at www.daxor.com and a website for the Scientific Medical Systems subsidiary at www.Idant.com. None of the information contained on these websites is incorporated by reference into this prospectus or into any other document filed by Daxor Corporation with the Securities and Exchange Commission.

Investment Objectives and Policies

Daxor Corporation’s objective is to support and expand its operating businesses, through organic growth (i.e., the rate of business expansion through internal enhancement of the business and operations as opposed to mergers, acquisitions and takeovers). The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. Funds in excess of the company’s business needs are placed in instruments designed to maximize capital preservation and assure liquidity. The foregoing policies may be changed without a shareholder vote.

Daxor Corporation concentrates its investments in the utility industry and has an investment policy that calls for a minimum of 80% of the company’s investment portfolio to consist of electric utility stocks. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary. At least once a year, the company reviews its investment strategy, and more frequently as needed, at board meetings.

The investment portfolio primarily consists of electric utility companies which are publicly traded common and preferred stock. In addition to receiving income from dividends from the securities held in the investment portfolio, Daxor Corporation also has an investment policy of selling puts on stocks that it is willing to own. Such options usually have a maturity of less than 1 year. The company will also sell covered calls on securities within its investment portfolio. Covered calls involve stocks, which usually do not exceed 15% of the value of the company’s portfolio.

Daxor Corporation will, at times, sell naked or uncovered calls, as well as, engage in short sales as part of a strategy to mitigate risk. The Company’s net short position will usually amount to less than 15% of the company’s portfolio value.

Risk Factors

Investment Portfolio Risks

Market Risks

Loss of money is a risk of investing in the Company. The net asset value of the Company can be expected to change daily and you may lose money. There is no guarantee that the performance of the Company’s investment portfolio will be positive over any period of time, either short-term or long-term.

Equity Investments

Because the Company invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Company, can affect the performance of the Company’s investment portfolio. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

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Industry Concentration

The Company concentrates its investments within the electric utility industry. Because of its narrow industry focus, the performance of the Company’s investment portfolio is tied closely to and affected by developments in the electric utility industry, such as competition and weather. The electric utility industry is also sensitive to increased interest rates because of the industry’s capital intensive nature. Also, an increase in interest rates could cause some electric utilities to decrease dividends paid to shareholders which would reduce the Company’s investment income. The earnings of electric utility companies could also be negatively affected by power outages. Electric utilities operate in an environment of federal, state and local regulations, and these regulations may disproportionately affect an individual utility.

Non-Diversification

The Company may own larger positions in a smaller number of securities in its investment portfolio. An investment portfolio that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified. The Company’s exposure to non-diversification risk is mitigated due to the diversity of holdings consisting of 80 separate common and preferred stocks as of December 31, 2012.

Short Sale Risks

The Company’s investment portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the investment portfolio’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the portfolio. Short sales expose the Company’s investment portfolio to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. The investment performance of the Company’s investment portfolio will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Company’s investment portfolio may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the investment portfolio. Short positions introduce more risk to the investment portfolio than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Put and Call Options Risk

Options transactions involve special risks that may make it difficult or impossible to close a position when the Company desires. These risks include: possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits.

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Operating Company Risks

Operating Losses

Daxor Corporation has incurred cumulative net operating losses in the past. These losses have mainly resulted from ongoing expenses for marketing and research and development as the company attempts to build a market for its products. In the past, the company’s cumulative net income from investments and other items exceeded the operating losses and provided the necessary funds for its continued research and development and marketing. It is the opinion of management that the financial health of the company would have been adversely affected if net income from investments had been substantially less than losses from operations. There is no guarantee that future net income from investments will continue to completely offset operating losses.

Sales of Blood Volume Kits

In the past, the sale of Blood Volume Kits has accounted for a significant portion of the company’s total consolidated operating revenue, and a small number of customers (hospitals) has comprised the majority of such sales. Management believes that the loss of any one customer would have an adverse effect on Daxor Corporation’s consolidated operating business for a short period of time. The company continues to seek new customers, so that any one hospital will represent a smaller percentage of overall sales.

Medicare and Medicaid Reimbursement

As disclosed in Daxor Corporation’s previous filings, the Centers for Medicare and Medicaid Services (CMS) implemented a significant policy change affecting the reimbursement for all diagnostic radiopharmaceutical products and contrast agents which was effective as of January 1, 2008. As a result of this policy change, diagnostic radiopharmaceuticals such as the company’s Volumex are no longer separately reimbursable by Medicare for outpatient services. At this time, it is still unclear if this policy change will also be implemented by private third party health insurance companies.

The reimbursement policy for hospital outpatients through December 31, 2007 included payment for both the cost of the procedure to perform a blood volume analysis (BVA) and the radiopharmaceutical (Daxor’s Volumex radiopharmaceutical). CMS’s policy now only includes the reimbursement for the procedure and would require the hospital to absorb the cost of the radiopharmaceutical. There will be an upward adjustment for the procedure code to include some of the costs of the radiopharmaceutical. However, this upward adjustment does not entirely cover the costs associated with the procedure and the radiopharmaceutical.

In response to Medicare’s change in its reimbursement policy for diagnostic radiopharmaceuticals, Daxor Corporation has lobbied CMS both individually and as a member of the Society of Nuclear Medicine’s APC Task Force, which is a select group of representatives from industry and healthcare that represents the more than 16,000 nuclear medicine professionals in the United States. One of the missions of the APC Task Force is to work directly with the CMS in an attempt to amend the current policy limiting the reimbursement of diagnostic radiopharmaceuticals for outpatient diagnostic services. There is no guarantee that the APC task force will be successful in their efforts to persuade the CMS to amend their policy of limiting the reimbursement of diagnostic radiopharmaceuticals for outpatient diagnostic services. This change in Medicare’s reimbursement policy was still in effect at December 31, 2012.

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Health Insurance Legislation

On March 21, 2010, the U.S. House of Representatives passed The “Patient Protection and Affordable Care Act (H.R.3590).” This legislation was signed into law by President Obama on March 23, 2010. The goal of this legislation is to make health care more accessible to Americans. At this time, the company is unable to quantify how this legislation will affect its operating income. Although it is possible that increased coverage could lead to greater access to the company’s products and services if the reimbursement rate is lower, this would limit the benefit to Daxor Corporation and could have a negative effect on the company’s operating results and business.

Available for Sale Securities

At December 31, 2012, 84.8% of the fair market value of Daxor Corporation’s investment portfolio consisted of utility stocks whose market price can be sensitive to rising interest rates. At December 31, 2011, 81.3% of the fair market value of Daxor Corporation’s investment portfolio consisted of utility stocks whose market price can be sensitive to rising interest rates. The company’s investment policy calls for a minimum of 80% of the investment portfolio to consist of electric utility stocks. At December 31, 2012, 83.4% of the fair market value of Daxor Corporation’s investment portfolio consisted of electric utility stocks. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary.

At December 31, 2012, the company’s investment portfolio consisted of 80 separate stocks. The top five holdings as of this date in the investment portfolio were the common stock of Entergy, Exelon, First Energy, National Grid and Bank of America. These five holdings comprised 46.0% of the value of the investment portfolio and accounted for 47.8% of the dividend income for the year ended December 31, 2012.

Daxor Corporation also receives significant income from option sales related to its investment portfolio. The income from options is variable, and less predictable than income from dividends from the company’s portfolio, which have minor variations. The ability of the company to sell options is related to the market value of its available for sale securities. If there is a decrease in the market value of the company’ available for sale securities, this could negatively impact income from option sales.

There is a risk that in an environment of rising interest rates that the market value of these stocks could decline and the utilities could reduce their dividend payments to compensate for increased interest expense. This could have an adverse effect on Daxor Corporation’s ability to fund research and development and marketing efforts necessary to build a market for the company’s products.

Key Individual

Daxor Corporation has a significant dependence on a single individual, Dr. Joseph Feldschuh, who is the CEO of the company. Dr. Feldschuh is the Chief Scientist of the company and is believed to have more experience with blood volume measurement than any other physician in the United States. He is involved in assisting and advising various physician groups that are conducting research. His scientific knowledge would be difficult to replace.

Dr. Feldschuh is also the sole individual responsible for investment decisions with respect to Daxor Corporation’s investment portfolio. The loss of his services in this area would be expected to result in a material reduction in return on the company’s assets. If the Company was to lose Dr. Feldschuh’s services in this area for any reason, the Board of Directors would investigate alternatives for providing investment management services.

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Patents

Daxor Corporation’s patents for the BVA 100 expired in 2010. The company filed two additional patent applications for an automated instrument to measure human blood volume in March of 2012. The filings describe innovations which will be incorporated into the company’s BVA-100 Blood Volume Analyzer. These applications supplement the patent application filed in the fourth quarter of 2011 for a Total Body Albumin Analyzer. The company does not know when, or if these patent applications will be approved.

The blood volume analyzer, however, works most efficiently with the tracer injection kit system which has a separate patent and which expires in 2016. It is possible that another company could develop another version of the Blood Volume Analyzer which would use a different tracer injection kit. To the best of the company’s knowledge, this has not happened yet and management views the development of a competing tracer injection kit as unlikely.

Volumex Syringes

All of Daxor Corporation’s orders for Volumex syringes are filled by a single FDA approved radio pharmaceutical manufacturer. This manufacturer is the only one approved by the FDA in the United States to manufacture Volumex for interstate commerce. If this manufacturer were to cease filling the Volumex syringes for the company before the company had a chance to make alternative arrangements, the effect on the company’s operating revenue could be material. In January 2007, the Company purchased two 10,000 square foot buildings in Oak Ridge, Tennessee to expand its research, development, and manufacturing capabilities.

Regulatory Risk or Approvals

There is a risk of delay until regulatory approvals are received for any new products Daxor Corporation may attempt to bring to market in the future. At this point, management is unable to assess how long such a delay would be or the effect on sales that it could have.

The management of the company expects that its investment portfolio will continue to consist primarily of publicly traded common and preferred stocks of electric public utilities. The percentage of investments other than electric utilities is expected to remain at less than 20% of the investment portfolio

Other Policies

The management of the Company expects that its investment portfolio will continue to consist primarily of publicly traded common and preferred stocks of electric utilities. The percentage of investments other than electric utilities is expected to remain at less than 20% of the investment portfolio.

With regard to the non-principal investments for the investment portfolio, the Company is flexible in how it may allocate its investments. It may allocate the non-principal investments among the following types of securities, in proportions which reflect the judgment of the Company of the potential returns and risks of such securities:

•	Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts);
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•	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and
•	Money market instruments.

Forward-Looking Statements Regarding Daxor Corporation

Statements made by Daxor Corporation in this prospectus that are not historical facts may constitute “forward-looking statements” within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). These forward-looking statements are necessarily estimates reflecting the judgment of the company’s senior management based on its current estimates, expectations, forecasts and projections and include comments that express the company’s current opinions about trends and factors that may impact future operating results. Disclosures that use words such as “believe,” “anticipate,” “estimate,” “intend,” “could,” “plan,” “expect,” “project” or the negative of these, as well as similar expressions, are intended to identify forward-looking statements. These statements are not guarantees of future performance, rely on a number of assumptions concerning future events, many of which are outside of the company’s control, and involve known and unknown risks and uncertainties that could cause actual results, performance or achievement, or industry results, to differ materially from any future results, performance or achievements, expressed or implied by such forward-looking statements. These risks, uncertainties and other factors which could cause results to differ materially from management’s expectations are discussed in this prospectus. Additional information regarding factors that could cause results to differ materially from management’s expectations is found in the section entitled “Risk Factors” and the section entitled “Risk Factors” in the company’s Annual Report on Form 10-K for the year ended December 31, 2011. Any such forward-looking statements, whether made in this report or elsewhere, should be considered in the context of the various disclosures made by the company about its businesses including, without limitation, the risk factors discussed above.

Daxor Corporation intends that the forward-looking statements included herein be subject to the above-mentioned statutory safe harbor. Investors are cautioned not to rely on forward-looking statements. Except as required under the federal securities laws and the rules and regulations of the SEC, the company does not have any intention or obligation to update publicly any forward-looking statements, whether as a result of new information, future events, changes in assumptions, or otherwise.

Investment Management

The responsibility of the Board of Directors is to exercise corporate powers and to oversee management of the business of Daxor Corporation. The officers of the company are principally responsible for its operations. The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. As such, the company has no investment advisors, administrator, affiliated brokerage, dividend paying agent, non-resident managers, or active portfolio managers.

The Company will enter into custodial arrangements for its securities with broker-dealers who are members of a national securities exchange in accordance with Section 17(f)(1)(B) and Rule 17f-1 of the Investment Company Act. The Company will evidence these arrangements in written contracts (ratified and approved annually by a majority of the board of directors), which will be filed with the SEC. These contracts require that (1) the securities be physically segregated and marked to show that they are the property of the Company; (2) the securities and other investments must be verified three times annually by an independent accountant; (3) the broker-dealer not have the ability to hypothecate, pledge or sell the securities, except at the direction of the Company and for its account; and (4) the securities and investments may not be subject to any lien or charge in favor of the broker-dealer. The Company’s current broker-dealers are TD Ameritrade, located at 1005 North Ameritrade Place, Bellevue, NE 68005, and UBS Financial Services, located at 200 Park Avenue, New York, NY 10166.

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The nature of the instruments in which funds in excess of immediate capital needs are placed are consistent with capital preservation and liquidity. The Company is dependent on income from its investment portfolio to support its manufacturing operations and its biotechnology and cryobanking services. The Company’s Chief Executive Officer, Joseph Feldschuh, M.D., is primarily responsible for the day-to-day management of any such investments.

Joseph Feldschuh, M.D. has been President of Daxor since 1974. He is on the staff of Montefiore Medical Center. From 1966 to 1983, Dr. Feldschuh was Director of the Cardiac Metabolic Laboratory at Metropolitan Hospital. He has been a Clinical Associate Professor in both medicine and pathology at New York Medical College and an Assistant Clinical Professor at Cornell Medical School. He performed the basic research at the College of Physicians and Surgeons (Columbia University) on the measurement and prediction of normal human blood volume. He is the co-inventor of the BVA-100 Blood Volume Analyzer and the inventor of the quantitative injection kit for the BVA-100. Originally trained in Endocrinology, he is Board Certified in Cardiology and Internal Medicine. Dr. Feldschuh is the Chief Scientist for the company. He has been personally involved in measuring blood volume on more than 4,000 patients during his medical career. Dr. Feldschuh is also the co-inventor of the Total Body Albumin Analyzer. The Company is in the process of applying for a patent for the Total Body Albumin Analyzer. In addition to his duties as Chief Scientist of Daxor, Dr. Feldschuh is also solely responsible for managing the company’s investment portfolio.

The Statement of Additional Information provides additional information about Dr. Feldschuch’s compensation. Information about Dr. Feldschuh’s ownership of Daxor Corporation’s common stock is provided below under “Security Ownership of Certain Beneficial Owners and Management.”

Daxor Corporation Common Stock

The holders of the common stock have one vote per share for the election of directors, without provisions for cumulative voting, and on all other matters. Thus, holders of more than 50% of the shares voting for the election of directors can elect all the directors if they choose to do so. The common stock is not redeemable and has no conversion or preemptive rights.

As of March 1, 2013, the company’s authorized securities consisted of:

Title of Class	Amount Authorized	Amount Held by Company or for its Account	Amount Outstanding
Common Stock	10,000,000	5,316,530	4,126,677
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Directors and Executive Officers of Daxor Corporation

The following table sets forth the name, age, current and past five years business experience, directorships, and positions held with Daxor Corporation by each person who is a director other than Phillip Hudson . Mr. Hudson’s term as a director ceased as of the date of Daxor’s annual meeting on June 27, 2012 when he decided not to stand for re-election.

Name and Age	Principal Occupation and Position with the Company	Director Continuously Since

Joseph Feldschuh, M.D., 77	Chairman of the Board of Directors and President of the Company (1)	1974
James Lombard, 78	Director of Administrative Services Division, New York City Council (Retired), Director (2)	1989
Martin S. Wolpoff, 70	Educational Consultant, Director, Administration Community School District (Retired), Director (3)	1989
Robert Willens, 66	President & CEO, Robert Willens LLC(4)	2002
Bernhard Saxe, Esq., 74	Partner, Foley & Lardner, LLP (retired 2/04) Registered Patent Attorney(5)	2008
Mario Biaggi, Jr., Esq., 54	Partner, Biaggi & Biaggi Graduate of Columbia College Graduate of Columbia Law School Former judicial delegate in Bronx County(6)	2008

(1)	Joseph Feldschuh, M.D. has been President of Daxor since 1974. He is on the staff of Montefiore Medical Center. From 1966 to 1983, Dr. Feldschuh was Director of the Cardiac Metabolic Laboratory at Metropolitan Hospital. He has been a Clinical Associate Professor in both medicine and pathology at New York Medical College and an Assistant Clinical Professor at Cornell Medical School. He performed the basic research at the College of Physicians and Surgeons (Columbia University) on the measurement and prediction of normal human blood volume. He is the co-inventor of the BVA-100 Blood Volume Analyzer and the inventor of the quantitative injection kit for the BVA-100. Originally trained in Endocrinology, he is Board Certified in Cardiology and Internal Medicine. Dr. Feldschuh is the Chief Scientist for the company. He has been personally involved in measuring blood volume on more than 4,000 patients during his medical career. Dr. Feldschuh is also the co-inventor of the Total Body Albumin Analyzer. The Company is in the process of applying for a patent for the Total Body Albumin Analyzer. In addition to his duties as Chief Scientist of Daxor, Dr. Feldschuh is also responsible for managing the company’s investment portfolio.

(2)*	James A. Lombard holds an undergraduate degree in Business Administration (BBA) from Iona College and a Masters Degree (MBA) in Marketing, Banking, and Finance from New York University Graduate School of Business Administration. Mr. Lombard has retired as Director, Administrative Services Division of the City Council of New York and actively participates in civic and community affairs. Prior to joining the City Council, he worked in the banking industry and held various administrative positions with Citicorp and other major banks.

(3)*	Martin S. Wolpoff holds B.A., M.A. and M.S. degrees from the City University of New York. He has been active in community affairs since the 1970’s. He has served on his local community board for three decades. He served as Chair of the Board for three years and had been Chair of the Health, Hospitals and Social Services; Education; and Libraries Committees. He was elected to his community school board three times, serving as a board member for nine years and as it’s President for three. Mr. Wolpoff sat as a member of a Community Development Corporation board for almost 10 years and was a former member of a Health Systems Agency Board, as well as having been a member and Vice-Chair of the Community Advisory Board for a New York City hospital. He was the non-medical member of the Institutional Review Board of a local hospital. He also served as a member of the board of a volunteer ambulance corps. Mr. Wolpoff is retired from the New York City public school system, having served from 1965 to 2002 as an educator, supervisor and administrator. He is currently an educational consultant and has served as an adjunct university professor.
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(4)*	Robert Willens started an independent consulting firm for investors in early 2008 called Robert Willens LLC. Prior to that he was a Managing Director in the Capital Markets Department at Lehman Brothers, Inc., in New York where he specialized in tax and accounting issues and in this capacity advised most areas of the firm regarding the optimal structures for corporate capital transactions. He has been instrumental in developing certain financial “products” with a view towards insuring that these products will provide clients with the desired tax and accounting results. Prior to joining Lehman Brothers in 1987, Mr. Willens was a tax partner in the New York office of what was then known as Peat Marwick. Mr. Willens is a prolific author and has written Taxation of Corporate Capital Transactions, as well as over 200 articles for various professional journals. Each year for the past 10 years, Mr. Willens has been named to Institutional Investor’s “All-American Research” Team. Mr. Willens has been selected, on four different occasions, as one of the 100 “Most Influential Accountants” in the United States by Accounting Today. Mr. Willens serves as Adjunct Professor (Finance Department) at Columbia University’s Graduate School of Business where he teaches the course entitled “Investment Banking Tax Factors.”

(5)	Bernhard Saxe, Esq. is a retired partner in the intellectual property practice group of Foley & Lardner, LLP, and former Vice President of Patent Affairs and Corporate Secretary of Immunomedics, Inc. He is a registered patent attorney and a member of the American Intellectual Property Law Association, American Bar Association and American Chemical Society. He received his J.D. from George Washington University; Ph.D. from Columbia University; and B.A. from Johns Hopkins University in chemistry. Dr. Saxe was named one of the top 10 patent prosecuting attorneys by IP Law and Business, has authored multiple articles pertaining to patent law and given many seminars and lectures on patent law and strategy.

(6)	Mario Biaggi, Jr. Esq. is a graduate of Fordham Prep where he was a Maroon Key Honor Society Member as well as Columbia College and Columbia Law School where he was the winner of the Frank Hogan Scholarship named in honor of the legendary Manhattan District Attorney. He graduated Phi Beta Kappa, Cum Laude from Columbia College. Mr. Biaggi was admitted to the bar of the State of New York and later established the law firm of Biaggi & Biaggi with his brother. Mr. Biaggi is an accomplished civil trial attorney who has worked for a variety of public and private clients including the State of New York and the United Federation of Teachers. Mr. Biaggi was elected and re-elected as a judicial delegate in Bronx County and is a past member of the Board of Directors of the Abbott House, a childcare agency and residential treatment center.

* (Member of the Audit Committee)

As of the date of this prospectus, the named executive officers of Daxor Corporation are:

JOSEPH FELDSCHUH, M.D. has been President and Chief Executive Officer of Daxor since 1974. He is on the staff of Montefiore Medical Center. From 1966 to 1983, Dr. Feldschuh was Director of the Cardiac Metabolic Laboratory at Metropolitan Hospital. He has been a Clinical Associate Professor in both medicine and pathology at New York Medical College and an Assistant Clinical Professor at Cornell Medical School. He performed the basic research at the College of Physicians and Surgeons (Columbia University) on the measurement and prediction of normal human blood volume. He is the co-inventor of the BVA-100 Blood Volume Analyzer and the inventor of the quantitative injection kit for the BVA-100. Originally trained in Endocrinology, he is Board Certified in Cardiology and Internal Medicine. Dr. Feldschuh is the Chief Scientist for the company. He has been personally involved in measuring blood volume on more than 4,000 patients during his medical career. Dr. Feldschuh is also the co-inventor of the Total Body Albumin Analyzer. The Company is in the process of applying for a patent for the Total Body Albumin Analyzer. In addition to his duties as Chief Scientist of Daxor, Dr. Feldschuh is also responsible for managing the company’s investment portfolio.

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STEPHEN FELDSCHUH is Vice President of Marketing and Development and earned his undergraduate degree in Business Administration (BS) from Boston University in 1988. He obtained his Master’s degree (MBA) in Finance from Baruch College in 1997. After graduating college, he worked for Bear Stearns & Merrill Lynch as a Commodity Broker & Futures Trader. From 1992 to 1997, he joined Daxor as Operations Manager with various responsibilities including Quality Assurance of the laboratory. From mid 1997 to 1999, Mr. Feldschuh was a financial analyst doing Mergers & Acquisitions in the staffing industry for Headway Corporate Resources. Mr. Feldschuh then worked for Delia’s Inc. as a Financial Controller until 2001 when he rejoined Daxor Corporation as Vice President of Operations. In 2003, Mr. Feldschuh was named Chief Financial Officer and Vice President of Operations. In January, 2007, he was named Chief Operating Officer and relinquished the title of Chief Financial Officer. In January 2012, he was named Vice President of Marketing and Business Development and relinquished the title of Chief Operating Officer. Stephen Feldschuh is the son of Dr. Joseph Feldschuh, President and CEO.

DAVID FRANKEL was promoted to Chief Financial Officer on January 1, 2007, and joined Daxor Corporation at the end of 2005 as the Corporate Treasurer. Prior to joining the company, Mr. Frankel was employed as a Controller at Strategic Workforce Solutions in New York. Prior to that, Mr. Frankel was the Controller at Stern Stewart & Co. from 1997 to 2004, where he oversaw accounting for nine overseas offices and directly supervised a staff of six in the firm’s New York Office. Mr. Frankel earned his Bachelors Degree (BBA) in Public Accounting from Hofstra University and is licensed as a CPA in New York State.

Additional Information about Daxor Corporation

Information regarding Daxor Corporation’s business, properties and legal proceedings is hereby incorporated by reference to Part I, Items 1, 2 and 3, respectively, of the company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Information regarding the high and low sales prices for Daxor Corporation’s common stock and the company’s dividend policy is hereby incorporated by reference to Part II, Item 5 of the company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Financial information regarding Daxor Corporation is hereby incorporated by reference from the company’s Annual Report on Form N-CSR for the year ended December 31, 2012 and Part II, Item 8 of the company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Selected financial data regarding Daxor Corporation is hereby incorporated by reference to the company’s Annual Report on Form N-CSR for the year ended December 31, 2012 and Part II, Item 6 of the company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Management’s discussion and analysis is hereby incorporated by reference to Part II, Item 7 of Daxor Corporation’s Annual Report on Form 10-K for the year ended December 31, 2011.

Information regarding Daxor Corporation’s changes in and disagreements with accountants on accounting and financial disclosure is hereby incorporated by reference to the company’s Annual Report on Form N - CSR for the year ended December 31, 2012. There were no changes in and disagreements with accountants on accounting and financial disclosure for the year ended December 31, 2012.

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ADDITIONAL INFORMATION

Daxor Corporation has filed a Registration Statement on Form N-2, including amendments thereto, with the Securities and Exchange Commission, Washington, D.C. This prospectus does not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the company, reference is made to the Registration Statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

Daxor Corporation previously filed annual, quarterly and current reports, proxy statements and other information with the SEC. You may read and copy any document that the company files at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains an Internet site at http://www.sec.gov, from which interested persons can electronically access the company’s SEC filings, including the registration statement, of which this prospectus is a part, and the exhibits and schedules thereto.

The SEC allows Daxor Corporation to “incorporate by reference” information into this prospectus and any accompanying prospectus supplements, which means that the company can disclose important information to you by referring you to other documents filed separately with the SEC. The information incorporated by reference is considered part of this prospectus . The company incorporates by reference into this prospectus and any accompanying prospectus supplement the documents listed below (excluding any portions of such documents that have been “furnished” but not “filed” for purposes of the Exchange Act):

•	Annual Report on Form N-CSR for the fiscal year ended December 31, 2012, filed on March 1, 2013;
•	Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on March 28, 2012; and
•	Proxy Statement on Schedule 14A, filed on June 1, 2012.

Daxor Corporation will provide without charge upon written or oral request to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any and all of the documents which are incorporated by reference into this prospectus but not delivered with this prospectus (other than exhibits unless such exhibits are specifically incorporated by reference in such documents).

You may request a copy of these documents by writing or telephoning Daxor Corporation at:

Investor Relations
Daxor Corporation

350 Fifth Avenue (Empire State Building), Suite 7120
New York, New York 10118

(212)-330-8512

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TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

HISTORY OF DAXOR CORPORATION	3

INVESTMENT OBJECTIVE AND INVESTMENT RESTRICTIONS	3

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS	4

MANAGEMENT OF THE COMPANY	6

Directors and Officers	6

Board Leadership Structure	8

Audit Committee	8

Board’s Risk Oversight Role	8

Qualifications of the Trustees	9

Equity Ownership of Directors	9

Board Compensation	9

CONTROL PERSONS	10

INVESTMENT ADVISORY AND OTHER SERVICES	12

Code of Ethics	13

Proxy Voting Procedures	13

PORTFOLIO TRANSACTIONS AND BROKERAGE	14

DESCRIPTION OF SHARES	14

REPURCHASE OF SHARES	14

NET ASSET VALUE	14

TAX MATTERS	15

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	16

ADDITIONAL INFORMATION	16

FINANCIAL STATEMENTS	17
13

STATEMENT OF ADDITIONAL INFORMATION

Dated May 3, 2013

DAXOR CORPORATION
350 Fifth Avenue (Empire State Building), Suite 7120
New York, New York 10118
(212)-330-8500

Daxor Corporation is a medical device manufacturing company which provides additional biotechnology and cryobanking services. While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations . Due to the size of the company’s investment portfolio, it has been determined that the company is operating as an investment company and should register as an investment company.

This Statement of Additional Information (SAI) is not a prospectus and is authorized for distribution to investors only if preceded or accompanied by Daxor Corporation’s prospectus dated May 3, 2013 (the “Prospectus”), as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting your financial intermediary or by calling the company at (212)-330-8500, by writing to the company at the address above or from the company’s website (http://www.Daxor.com). You may also obtain a copy of the Prospectus on the website of the Securities and Exchange Commission (“SEC”), http://www.sec.gov.

The information contained in, or that can be accessed through, the Daxor Corporation’s website is not part of the Prospectus or this SAI. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

HISTORY OF DAXOR CORPORATION

Daxor Corporation is a medical device manufacturing company which provides additional biotechnology and cryobanking services. The company was originally incorporated in New York State as Iatric Corporation in May 1971 for cryobanking services and continues these services through its wholly-owned subsidiary, Scientific Medical Systems. In October 1971, the name Iatric Corporation was changed to Idant Corporation. In May 1973, the name Idant Corporation was changed to Daxor Corporation.

While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations. Due to the size of the company’s investment portfolio, it has been determined that the company is operating as an investment company and should register as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The company has elected to register as a closed-end investment company.

The company’s principal executive offices are located at 350 Fifth Avenue, Suite 7120, New York, NY 10118. The “Investor Relations” section of the company’s website currently provides free copies of the company’s annual and semi-annual reports on Form N-CSR, and annual reports on Form 10-K, quarterly reports on Form 10-Q, and any current reports on Form 8-K, Forms 3, 4 and 5.

For the past 16 years, the company’s major focus has been the creation and development of the BVA-100® Blood Volume Analyzer, an instrument that rapidly and accurately measures human blood volume. This instrument is used in conjunction with Volumex®, a single-use radiopharmaceutical diagnostic injection and collection kit. The company also offers cryobanking services for blood storage through Scientific Medical Systems and for semen storage through Idant, a subsidiary of Scientific Medical Systems. The company also owns the Daxor Oak Ridge Operations (DORO) facility in Oak Ridge, TN, which manufactures, tests, and develops next-generation models of the BVA-100®.

The company maintains an internet website at www.daxor.com and a website for the Scientific Medical Systems subsidiary at www.Idant.com. The websites for Daxor and Scientific Medical Systems describe the operations of each company.

INVESTMENT OBJECTIVE AND INVESTMENT RESTRICTIONS

Daxor Corporation’s objective is to support and expand its operating business segment through organic growth (i.e., the rate of business expansion through internal enhancement of the business and operations as opposed to mergers, acquisitions and takeovers). The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. As a result, the company has no fundamental investment policies or significant investing practices, activities, objectives or techniques, except as set forth below. Funds in excess of the company’s immediate capital needs are placed in instruments designed to maximize capital preservation and assure liquidity. Objectives are achieved by focusing management and employee effort on the company’s business of manufacturing medical devices and providing additional biotechnology and cryobanking services.

The company’s investment policy calls for a minimum of 80% of the company’s investment portfolio to consist of electric utility stocks. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary. At least once a year, the company reviews its investment strategy, and more frequently as needed, at board meetings.

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The investment portfolio primarily consists of electric utility companies which are publicly traded common and preferred stock. In addition to receiving income from dividends from the securities held in the investment portfolio, the company also has an investment policy of selling puts on stocks that it is willing to own. Such options usually have a maturity of less than one year. The company will also sell covered calls on securities within its investment portfolio. Covered calls involve stocks, which usually do not exceed 15% of the value of the company’s portfolio.

The company also sells uncovered calls and may have net short positions in common stock up to 15% of the value of the portfolio. The company’s net short position may temporarily rise to 15% of the company’s portfolio without any specific action because of changes in valuation, but should not exceed that amount. At December 31, 2012, the net short position was 1.72% of the value of the company’s portfolio .

The company has adopted the following investment restrictions which are matters of fundamental policy. The company’s investment restrictions cannot be changed without approval of the holders of (i) 67% of the company’s common stock present or represented at a meeting of shareholders at which the holders of more than 50% of the common stock are present or represented; or (ii) more than 50% of the outstanding interests of shareholders:

1.	The company may borrow money to the extent permitted under the Act.
2.	The company may issue senior securities to the extent permitted under the 1940 Act.
3.	The company may not engage in the business of underwriting securities issued by other persons, except to the extent that it may be deemed to be an “underwriter” within the meaning of the Securities Act of 1933 in the disposition of its investment securities.
4.	The company will concentrate its investments in the utility industry.
5.	The company may invest in real estate or commodities to the extent permitted under the Act.
6.	The company may make loans to other persons to the extent permitted under the Act.

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

Primary investment strategies are described in the Prospectus. The following is a description of the various investment policies in which Daxor Corporation may be engaged, whether as a primary or secondary strategy, and a summary of certain attendant risks.

Common Stocks. Common stocks generally represent an ownership interest in an issuer, without preference over any other class of securities, including such issuer’s debt securities, preferred stock and other senior equity securities. Common stocks are entitled to the income and increase in the value of the assets and business of the issuer after all its debt obligations and obligations to preferred shareholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

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Preferred Stocks. Preferred stocks with predominantly equity investment characteristics, like common stocks, represent an equity ownership in an issuer. Generally, preferred stocks have a priority of claim over common stocks in dividend payments and upon liquidation of the issuer. Unlike common stocks, preferred stocks do not usually have voting rights. Preferred stocks in some instances are convertible into common stocks. Although they are equity securities, preferred stocks have certain characteristics of both debt securities and common stocks. They are debt-like in that their promised income is contractually fixed. They are like common stocks in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors. In addition, distributions on preferred stock may be subject to deferral and thus may not be automatically payable. Income payments on some preferred stocks are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or otherwise made payable. Other preferred stocks are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue.

Shares of preferred stock have a liquidation value that generally equals their original purchase price at the date of issuance. The market values of preferred stocks may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors. They also may be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates or the characterization of dividends as tax-advantaged.

Equity Put and Call Options. The company may purchase and sell “call” and “put” options on securities and securities indices which are listed on a national securities exchange or in the over-the- counter markets as a means of increasing exposure or hedging the value of the company’s investment portfolio.

A “call” option is a contract that gives the holder of the option the right to buy from the writer (i.e., the seller) of the option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A “put” option is a contract that gives the holder of the option the right to sell to the writer (i.e., the seller), in return for the premium, the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

If the company has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the company so desires. An exchange- traded option may be closed out only on an exchange which provides a secondary market for an option of the same series.

Short Sales. A short sale is the sale of a security that the company does not own in anticipation of purchasing the same security at a later date at a lower price. To make delivery to the counterparty, the company must borrow the security, and the company is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the company.

Portfolio Trading and Turnover Rate. Portfolio trading may be undertaken to accomplish the investment objectives of the company. While the company may engage in portfolio trading when considered appropriate, short-term trading in the company’s portfolio will not be used as the primary means of achieving the company’s investment objective. The company expects a moderate level of annual portfolio turnover. The turnover rate is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the company’s opinion, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the company. The company’s portfolio turnover rate for 2012 was 18.92%, which indicates an average holding period in excess of five years.

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MANAGEMENT OF THE COMPANY

Directors and Officers

The management of Daxor Corporation is the responsibility of the Board of Directors. None of the directors who are not “interested persons” of the company (as defined in the Act) has ever been a director or employee of, or consultant to, the company or its affiliates. The officers of the company serve annual terms and are elected on an annual basis.

The Board of Directors has an Audit Committee. The Board does not have a standing nominating committee or a charter with respect to the process for nominating directors for election to the company’s Board of Directors. The company qualifies as a “controlled company” under NYSE MKT rules, as Joseph Feldschuh, M.D. controls more than 50% of the company’s voting power, as evidenced by the company’s ownership records. As a result, The NYSE MKT continued listing standards do not require the company to have a nominating committee, compensation and stock option committee, or a written charter. Shareholders and members of the company’s Board submit nominees for election to the company’s Board of Directors to Dr. Feldschuh for his consideration.

There are no non-resident directors or understandings between directors or officers pursuant to which he was selected as a director or officer. As the company has no investment advisers or underwriters, information solicited in connection with officers of such entities serving on the board or material factors for approving investment advisory contract is either not applicable or does not exist.

The names and business addresses of the Directors of the company, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold, or have held during the past five years, are set forth below. There is no “Fund Complex” as defined in the Act.

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Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen By Directors	Other Directorships Held (during past five years) by Director
“Noninterested Persons”
James Lombard 350 Fifth Avenue (Empire State Building), Suite 7120 New York, New York 10118 Age: 78	Director	Indefinite, Director since 1989	Director of Administrative Services Division, New York City Council (Retired).	N/A	None
Martin S. Wolpoff 350 Fifth Avenue (Empire State Building), Suite 7120 New York, New York 10118 Age: 70	Director	Indefinite, Director since 1989	Educational Consultant, Director, Administration Community School District (Retired).	N/A	None
Robert Willens 350 Fifth Avenue (Empire State Building), Suite 7120 New York, New York 10118 Age: 66	Director	Indefinite, Director since 1989	President & CEO, Robert Willens LLC.	N/A	EGA Emerging Global Shares Trust
Bernhard Saxe, Esq. 350 Fifth Avenue (Empire State Building), Suite 7120 New York, New York 10118 Age: 74	Director	Indefinite, Director since 2008	Partner, Foley & Lardner, LLP (retired 2/04), Registered Patent Attorney.	N/A	None
Mario Biaggi, Jr., Esq. 350 Fifth Avenue (Empire State Building), Suite 7120 New York, New York 10118 Age: 54	Director	Indefinite, Director since 2008	Partner, Biaggi & Biaggi Graduate of Columbia College Graduate of Columbia Law School Former judicial delegate in Bronx County.	N/A	None

“Interested Person”
Joseph Feldschuh, M.D. 350 Fifth Avenue (Empire State Building), Suite 7120 New York, New York 10118 Age: 77	Chairman, President and Director	Indefinite, Director since 1974	Chairman of the Board of Directors and President of the company .	N/A	None
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Board Leadership Structure

The Board of Directors is currently comprised of six members, five of whom are independent or disinterested persons, which means that they are not “interested persons” of the company as defined in Section 2(a)(19) of the Act (“Independent Trustees”). The Board has general oversight responsibility with respect to the operation of the company, and has established an Audit Committee to assist the Board in performing its oversight responsibilities.

As Chairman of the Board, Dr. Feldschuh is the presiding officer at all meetings of the Board of Directors. The company does not have a lead independent director. The company has determined that its leadership structure is appropriate given the size and structure of the company.

Audit Committee

The Audit Committee operates pursuant to a Charter approved by the Board of Directors, a copy of which is available on the company’s website. The Charter sets forth the responsibilities of the Audit Committee. The functions of the Audit Committee include, among others, to meet with the independent registered public accounting firm of the company to review the scope of the company’s audit, the company’s financial statements and internal accounting controls, and to meet with management concerning these matters, internal audit activities and other matters. The Audit Committee currently consists of Robert Willens, James Lombard and Martin S. Wolpoff, all of whom are considered independent under the rules promulgated by The NYSE MKT and, in addition, are not “interested persons” of the company as defined in Section 2(a)(19) of the Investment Company Act. Robert Willens serves as Chairperson of the Audit Committee and has been designated as the audit committee financial expert under the Sarbanes-Oxley Act. The Audit Committee met four times in fiscal 2012.

Board’s Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the company is the responsibility of management and other service providers retained by the Board of Directors or by management, most of whom employ professional personnel who have risk management responsibilities. The Board of Directors oversees this risk management function consistent with and as part of its oversight duties. The Board of Directors performs this risk management oversight function directly and, with respect to various matters, through its committees. The Board of Directors has been advised that it is not practicable to identify all of the risks that may impact the company or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

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The Board of Directors has overseen the company’s development and administration of a compliance program that meets the requirements of Rule 38a-1 promulgated under the 1940 Act, and the development and administration of a code of ethics program that meets the requirements of Rule 17j-1 promulgated under the 1940 Act. The Board meets regularly with the company’s Chief Compliance Officer on all aspects of the company’s compliance requirements.

Qualifications of the Trustees

Joseph Feldschuh has been the Chief Executive Officer and a director of the company since its inception. His experience and skills in the company’s business operations, as well as his familiarity with the company, led to the conclusion that he should serve as a director. Bernhard Saxe, Robert Willens, Mario Biaggi, James Lombard and Martin S. Wolpoff each take a conservative and thoughtful approach to addressing issues facing the company. Information indicating certain of the specific experience and qualifications of each of these Directors relevant to the Board of Directors’ belief that the Directors should serve in this capacity is provided in the table above. This combination of skills and attributes led to the conclusion that each of Messrs. Bernhard Saxe, Robert Willens, Mario Biaggi, James Lombard and Martin S. Wolpoff should serve as a director.

Equity Ownership of Directors

As of December 31, 2012, the dollar range of shares of the company beneficially owned by Joseph Feldschuh is over $100,000. As of December 31, 2012, the dollar range of shares of the company beneficially owned by Bernhard Saxe is $1-$10,000. As of December 31, 2012, the dollar range of shares of the company beneficially owned by Robert Willens is over $100,000. As of December 31, 2012, the dollar range of shares of the company beneficially owned by Mario Biaggi is $1-$10,000. As of December 31, 2012, the dollar range of shares of the company beneficially owned by James Lombard is $10,001-$50,000. As of December 31, 2012, the dollar range of shares of the company beneficially owned by Martin S. Wolpoff is $10,001-$50,000.

Board Compensation

In June 2012, four of the outside directors attended the annual meeting and were paid $1,000 each for the meeting and a board meeting which took place on the same day. Every Director who attended was paid $750 for each board meeting which took place respectively in March, September and December 2012. Any Director who participates in a meeting via teleconference instead of attending receives $375 for the meeting. The company also reimburses Directors for any travel expense incurred to attend meetings. An employee director receives no fees for Board participation.

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The compensation paid to current and former Directors in 2012 is set forth in the following table. There is no “Fund Complex” as defined in the Act.

Name	Aggregate Compensation From Company	Pension or Retirement Benefits Accrued As Part of Company Expenses	Annual Benefits Upon Retirement	Total Compensation from Company and Fund Complex Paid to Director
Interested Person:
Joseph Feldschuh, M.D.	$349,527	None	None	$349,527

Noninterested Persons:
James Lombard	$3,250	None	None	$3,250

Martin S. Wolpoff	$2,875	None	None	$2,875

Robert Willens	$3,250	None	None	$3,250

Bernhard Saxe, Esq.	$2,875	None	None	$2,875

Mario Biaggi, Jr., Esq.	$1,500	None	None	$1,500

Phillip N. Hudson	$750	None	None	$750

*	Philip Hudson was re-elected to the Board of Directors at Daxor Corporation’s annual meeting on June 23, 2010. Mr. Hudson decided not to stand for re-election in order to be able to devote more time to personal matters. As a result, his term as a director ceased as of the date of Daxor’s annual meeting, which was June 27, 2012.

CONTROL PERSONS

On March 1, 2013, Daxor Corporation had issued and outstanding 4,126,677 shares of common stock, par value $.01 per share, each of which entitled the holder to one vote. Voting is not cumulative.

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The following table sets forth certain information as of March 1, 2013, concerning the ownership of the common stock by (a) each person who, to the company’s knowledge, beneficially owned on that date more than 5% of the outstanding common stock, (b) each of the company’s current directors and the named executive officers and (c) all directors and executive officers of the company as a group.

Name of Beneficial Owner (a) (b)	Number of Shares Beneficially Owned(b)	Percent of Common Stock(b)
Joseph Feldschuh, Chairman, CEO, President, And Director(c)	3,126,614	75.12%
Robert Willens, Director(d)	21,164	*
Martin S. Wolpoff, Director(e)	5,000	*
James A. Lombard, Director(f)	2,500	*
Bernhard Saxe, Esq., Director(g)	1,000	*
Mario Biaggi, Jr., Esq., Director(g)	1,000	*
All directors, director nominees and officers as a Group (7 persons) ( h )	3,157,278	75.85%

*	Indicates less than 1%.

(a)	Unless otherwise indicated, the address of each person listed is c/o Daxor Corporation, 350 Fifth Avenue, Suite 7120, New York, New York 10118.

(b)	Beneficial ownership is determined in accordance with the rules of the Securities and Exchange Commission (the “SEC”) and generally includes voting or investment power with respect to securities. In accordance with SEC rules, shares of Common Stock issuable upon the exercise of options or warrants which are currently exercisable or which become exercisable within 60 days following the Record Date are deemed to be beneficially owned by, and outstanding with respect to, the holder of such warrant. Except as indicated by footnote, and subject to community property laws where applicable, to the knowledge of the company, each person listed is believed to have sole voting and investment power with respect to all shares of Common Stock beneficially owned by such person.

(c)	Includes 3,106,614 shares of Common Stock and 20,000 shares of Common Stock issuable upon the exercise of options issued under the company’s 2004 Stock Option Plan (the “2004 Option Plan”).

(d)	Includes 17,164 shares of Common Stock and 4,000 shares of Common Stock issuable upon the exercise of options issued under the company’s 2004 Stock Option Plan (the “2004 Option Plan”).

(e)	Includes 4,000 shares of Common Stock and 1,000 shares of Common Stock issuable upon the exercise of options issued under the company’s 2004 Stock Option Plan (the “2004 Option Plan”).

(f)	Includes 1,500 shares of Common Stock and 1,000 shares of Common Stock issuable upon the exercise of options issued under the company’s 2004 Stock Option Plan (the “2004 Option Plan”).

(g)	Consists of 1,000 shares of Common Stock issuable upon the exercise of options issued under the company’s 2004 Stock Option Plan (the “2004 Option Plan”).

( h )	See Footnotes (c) through ( g ).
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Directors currently serving , including the President, have options totaling 28,000 shares of common stock exercisable at prices ranging from $11.39 to $19.11 per share.

Number of Options
Name	Granted
Joseph Feldschuh, M.D	20,000
Robert Willens	4,000
Bernhard Saxe, Esq.	1,000
Mario Biaggi Jr., Esq.	1,000
Martin Wolpoff	1,000
James Lombard	1,000

INVESTMENT ADVISORY AND OTHER SERVICES

The responsibility of the Board of Directors is to exercise corporate powers and to oversee management of the business of Daxor Corporation. The officers of the company are principally responsible for its operations. The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. As such, the company has no investment advisors, administrator, affiliated brokerage, dividend paying agent, non-resident managers, or active portfolio manager. The nature of the instruments in which funds in excess of immediate capital needs are placed are consistent with capital preservation and liquidity. The company’s Chief Executive Officer, Joseph Feldschuh, M.D., is primarily responsible for the day-to-day management of any such investments.

Dr. Feldschuh has been President of Daxor since 1974. He is on the staff of Montefiore Medical Center. From 1966 to 1983, Dr. Feldschuh was Director of the Cardiac Metabolic Laboratory at Metropolitan Hospital. He has been a Clinical Associate Professor in both medicine and pathology at New York Medical College and an Assistant Clinical Professor at Cornell Medical School. He performed the basic research at the College of Physicians and Surgeons (Columbia University) on the measurement and prediction of normal human blood volume. He is the co-inventor of the BVA-100 Blood Volume Analyzer and the inventor of the quantitative injection kit for the BVA-100. Originally trained in Endocrinology, he is Board Certified in Cardiology and Internal Medicine. Dr. Feldschuh is the Chief Scientist for the company. He has been personally involved in measuring blood volume on more than 4,000 patients during his medical career. Dr. Feldschuh is also the co-inventor of the Total Body Albumin Analyzer. The company is in the process of applying for a patent for the Total Body Albumin Analyzer. In addition to his duties as Chief Scientist of Daxor, Dr. Feldschuh is also responsible for managing the company’s investment portfolio and does not oversee any other investment portfolios for the company.

Since Dr. Feldschuh owns more than 50% of Daxor stock, the company is considered a controlled corporation. As a result, he could be seen as having more discretion than most Chief Executive Officers in determining his annual compensation. He also functions as the Chief Scientist for the company and directly supervises the scientific development process of our products as well as the ongoing development of scientific research protocols. He also regularly interacts with physicians at various medical institutions who are using the Blood Volume Analyzer. In reviewing the salaries of Chief Scientific Officers at pharmaceutical and scientific companies, many of these individuals earn annual salaries from $300,000 to over $1,000,000.

Dr. Feldschuh has deliberately elected to draw a salary that is well below what the company believes is the market rate for someone with his responsibilities and qualifications. It is the belief of the Board of Directors that annual compensation of two or three times what he is currently earning could easily be justified. The decision to keep his annual compensation at well below market rate has been made as part of an effort to preserve capital in light of the company’s ongoing losses from operations.

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The Board of Directors reviews Dr. Feldschuh’s compensation each year. The Board of Directors votes on his salary at this time. The Board of Directors is in agreement that his annual compensation is well below market rate for someone with his experience and qualifications .

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the company has adopted a Code of Ethics governing personal trading activities of all directors and officers of the company and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the company or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the company that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear many security transactions with the company’s Chief Compliance Officer and to report all transactions on a regular basis.

The Codes of Ethics may be viewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE Washington, D.C. Information relating to the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet website at (http://www.sec.gov). You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, Washington, D.C. 20549. A copy of the Code of Ethics is also available for free at http://www.daxor.com/pdfs/daxor_codeofethics.pdf

Proxy Voting Procedures

The company is responsible for voting proxies on securities held in its portfolio. When the company receives a proxy, the decision regarding how to vote such proxy will be made by Dr. Feldschuh in accordance with its proxy voting procedures.

The vote with respect to most routine issues presented in proxy statements is expected to be cast in accordance with the position of the issuer’s management, unless it is determined by Dr. Feldschuh or the Board of Directors that supporting management’s position would adversely affect the investment merits of owning the issuer’s security. However, each issue will be considered on its own merits, and a position of management found not to be in the best interests of the company’s shareholders will not be supported.

Proxies solicited by issuers whose securities are held by the company will be voted solely in the interests of the shareholders of the company. Any conflict of interest will be resolved in the way that will most benefit the company and its shareholders. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and Dr. Feldschuh will follow the instructions of the Board of Directors.

The company is required to annually file Form N-PX, which lists the company’s complete proxy voting record for the most recent 12-month period ending June 30. The company’s proxy voting record is available without charge, upon request, by calling the company toll-free at (212)330-8500 and on the SEC’s website at www.sec.gov.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Directors, Dr. Feldschuh is responsible for decisions to purchase and sell securities for the company, the negotiation of the prices to be paid and the allocation of transactions among various dealer firms. Transactions on stock exchanges involve the payment by the company of brokerage commissions. There generally is no stated commission in the case of securities traded in the over-the-counter market but the price paid by the company usually includes an undisclosed dealer commission or mark-up. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The company may place its over-the-counter transactions either directly with principal market makers, or with broker-dealers.

In certain instances, the company may make purchases of underwritten issues at prices that include underwriting fees. Portfolio securities may be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained through other means. The company does not direct brokerage transactions to brokers because of research services provided by such brokers.

The company incurred total commission expense of $744,600 for the year three years ended December 31, 2012 as follows: $193,647 in 2012, $187,636 in 2011 and $363,317 in 2010. The cost basis of securities purchased includes any commissions paid and the proceeds of securities sold is recorded net of any commissions paid.

DESCRIPTION OF SHARES

The holders of the common stock have one vote per share for the election of directors, without provisions for cumulative voting, and on all other matters. Thus, holders of more than 50% of the shares voting for the election of directors can elect all the directors if they choose to do so. The common stock is not redeemable and has no conversion or preemptive rights.

REPURCHASE OF SHARES

Shareholders do not have the right to cause the company to redeem their shares. The shares trade in the open market.

NET ASSET VALUE

The company will determine its net asset value as of the close of regular session trading on the New York Stock Exchange on the last business day of its semi-annual reporting period and its fiscal year, and will make its net asset value available for publication on those dates. Net asset value is computed by dividing the value of all of our assets (including accrued interest and distributions and current and deferred income tax assets), less all of our liabilities (including accrued expenses, distributions payable, current and deferred accrued income taxes, and any borrowings) and the liquidation value of any outstanding preferred stock, by the total number of shares outstanding.

Publicly traded securities with a readily available market price listed on any exchange other than the NASDAQ are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

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Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Debt securities that are considered bonds are valued by using the mean of the bid and ask prices provided by an independent pricing service. For debt securities that are considered bank loans, the fair market value is determined by using the mean of the bid and ask prices provided by the agent or syndicate bank or principal market maker. When price quotes are not available, fair market value will be based on prices of comparable securities. In certain cases, the company may not be able to purchase or sell debt securities at the quoted prices due to the lack of liquidity for these securities.

Any derivative transaction that the company enters into may, depending on the applicable market environment, have a positive or negative value for purposes of calculating the net asset value. Exchange-traded options and futures contracts are valued at the last sales price at the close of trading in the market where such contracts are principally traded or, if there was no sale on the applicable exchange on such day, at the mean between the quoted bid and ask price as of the close of such exchange.

For any portfolio security held by us for which reliable market quotations are not readily available, valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date, pursuant to the oversight of the Board of Directors. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of such investments may fluctuate from period to period. Additionally, the fair value of such investments may differ from the values that would have been used had a ready market existed for such investments and may differ materially from the values that company may ultimately realize.

TAX MATTERS

Set forth below is a summary of certain United States federal income tax considerations applicable to the company. This discussion does not purport to be a complete description of the income tax considerations that may be applicable to an investment in the company.

The company continues to be subject to Federal income tax as an ordinary C Corporation, which to the extent the company has net operating loss carryforward limitations, could result in a corresponding reduction in its net assets and the amount of income available for distribution to its shareholders.

Under Internal revenue code section 542, a company is defined as a Personal Holding Company (“PHC”) if it meets both an ownership test and an income test. The ownership test is met if a company has five or fewer shareholders that own more than 50% of the company, which is applicable to Daxor. The income test is met if PHC income items such as dividends, interest and rents exceed 60% of adjusted ordinary gross income. Adjusted ordinary income is defined as all items of income except capital gains. For the year ended December 31, 2012, more than 60% of Daxor ’s adjusted gross income came from items defined as PHC income .

Determining the PHC tax liability requires computing Daxor ’s “undistributed PHC income” and taxing such PHC income at the statutory rate of 15%. Undistributed PHC income is current year taxable income of the Company , exclusive of the net operating loss carry forward deduction that is allowed for regular tax purposes. The Company incurred no liability for PHC for the year ended December 31, 2012 because there was no undistributed PHC income.

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The calculation does allow for certain deductions and the most significant of these deductions are long-term capital gains and dividends paid. For the year ended December 31, 2012, the Company had net long term capital losses of approximately $(2,969,000) and paid dividends of $ 833,386.

In 2012, the Company had net short-term capital gains totaling $ 4,714,000. Short term capital gains are not a deduction for PHC tax purposes . The Company had no PHC tax liability in 2012 due to the loss that was incurred.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Rotenberg Meril Solomon Bertiger & Guttilla, P.C. has been appointed as independent registered public accounting firm for the company, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC. Rotenberg Meril Solomon Bertiger & Guttilla, P.C. is located at Park 80 West, 250 Pehle Avenue, Suite 101, Saddle Brook, New Jersey, 07663.

ADDITIONAL INFORMATION

Daxor Corporation has filed a Registration Statement on Form N-2, including amendments thereto, with the Securities and Exchange Commission, Washington, D.C. This SAI and the prospectus do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the company, reference is made to the Registration Statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

Daxor Corporation previously filed annual, quarterly and current reports, proxy statements and other information with the SEC. You may read and copy any document that the company files at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains an Internet site at http://www.sec.gov, from which interested persons can electronically access the company’s SEC filings, including the registration statement, of which this prospectus is a part, and the exhibits and schedules thereto.

The SEC allows Daxor Corporation to “incorporate by reference” information into this prospectus and any accompanying prospectus supplements, which means that the company can disclose important information to you by referring you to other documents filed separately with the SEC. The information incorporated by reference is considered part of this prospectus, and information filed with the SEC subsequent to this prospectus and prior to the termination of the particular offering referred to in such prospectus supplement will automatically be deemed to update and supersede this information. The company incorporates by reference into this prospectus and any accompanying prospectus supplement the documents listed below (excluding any portions of such documents that have been “furnished” but not “filed” for purposes of the Exchange Act):

•	Annual Report on Form N-CSR for the fiscal year ended December 31, 2012, filed on March 1, 2013;
•	Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on March 28, 2012;
•	Proxy Statement on Schedule 14A, filed on June 1, 2012; and
•	Semi-Annual Report on Form N-CSR for the fiscal period ended June 30, 2012.

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Daxor Corporation will provide without charge upon written or oral request to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any and all of the documents which are incorporated by reference into this prospectus but not delivered with this prospectus (other than exhibits unless such exhibits are specifically incorporated by reference in such documents).

You may request a copy of these documents by writing or telephoning Daxor Corporation at:

Investor Relations
Daxor Corporation

350 Fifth Avenue (Empire State Building), Suite 7120
New York, New York 10118

(212)-330-8500

FINANCIAL STATEMENTS

Daxor Corporation’s Annual Report on Form N-CSR for the fiscal year ended December 31, 2012 (the “Annual Report”), which includes the company’s financial statements for that fiscal year, is incorporated herein by reference with respect to all information included therein. Financial statements prepared in accordance with 210.5-01 through 210.5-04 of Regulation S-X can be found in the company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, which is incorporated herein by reference.

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PART C – OTHER INFORMATION

ITEM 25.	FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements:

Schedule of Investments, Summary of Options, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows, Financial Highlights, Notes to Financial Statements and Report of Independent Registered Public Accounting (Incorporated by reference from Daxor Corporation’s Annual Report on Form N-CSR for the fiscal year ended December 31, 2012, filed on March 1, 2013).

Financial statements prepared in accordance with 210.5-01 through 210.5-04 of Regulation S-X can be found in Daxor Corporation’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, which is incorporated herein by reference.

(2)	Exhibits:
	(a)	Certificate of Incorporation – Filed as Exhibit (a) to Daxor Corporation’s Registration Statement on Form N-2, filed on June 28, 2012, and incorporated herein by reference .
	(b)	Bylaws – Filed as Exhibit 3.2 to Daxor Corporation’s Annual Report on Form 10-K for the year ended December 31, 2009, filed on March 29, 2010, and incorporated herein by reference.
	(c)	Not Applicable.
	(d)(1)	See Item 25(2)(a).
	(d)(2)	Specimen Stock Certificate – Filed as Exhibit 4.1 to Daxor Corporation’s Annual Report on Form 10-K for the year ended December 31, 2009, filed on March 29, 2010, and incorporated herein by reference.
	(e)	Not Applicable.
	(f)	Not Applicable.
	(g)	Not Applicable.
	(h)	Not Applicable.
	(i)	Not Applicable.
	(j)	Not Applicable.
	(k)(1)	Agreement of Lease Dated as of December 19, 2002 – Filed as Exhibit 10.1 to Daxor Corporation’s Annual Report on Form 10-K for the year ended December 31, 2009, filed on March 29, 2010, and incorporated herein by reference.
	(k)(2)	2004 Stock Option Plan – Filed as Exhibit 4(a) to Daxor Corporation’s Form S-8, filed on July 6, 2004, and incorporated herein by reference.
	(l)	Not Applicable.
	(m)	Not Applicable.
	(n)	Consent of Rotenberg Meril Solomon Bertiger & Guttilla, P.C. – Filed herewith.
	(o)	Not Applicable.
	(p)	Not Applicable.
	(q)	Not Applicable.
	(r)	Code of Ethics – Filed as Exhibit (r) to Daxor Corporation’s Registration Statement on Form N-2, filed on June 28, 2012, and incorporated herein by reference .

ITEM 26.	MARKETING ARRANGEMENTS

Not applicable.

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ITEM 27.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Not applicable.

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Reference is made to Item 11 of Daxor Corporation’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, which is incorporated herein by reference. Further, with respect to subsidiaries of Daxor Corporation, reference is made to Exhibit 21.1 to Daxor Corporation’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, which is incorporated herein by reference.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

As of March 1, 2013, the aggregate number of record holders of the common stock was as follows:

Title of Class	Number of Record Holders

Common Stock, par value $.01 per share	118

ITEM 30.	INDEMNIFICATION

The Certificate of Incorporation and Bylaws of Daxor Corporation provide that Daxor Corporation shall indemnify any person to the full extent permitted by the New York Business Corporation Law. Reference is hereby made to Sections 722-725 of the New York Business Corporation Law relating to the indemnification of the officers and directors, which Sections are hereby incorporated herein by reference.

Daxor Corporation also has indemnification Agreements with each of its directors.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Not applicable.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

Records of the Registrant are maintained at its principal business address at 350 Fifth Avenue (Empire State Building), Suite 7120 New York, New York 10118.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	UNDERTAKINGS

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, New York, on the 3rd day of May , 2013.

DAXOR CORPORATION

By:	/s/ Joseph Feldschuh, M.D.
Joseph Feldschuh, M.D.
President and Chief Executive Officer

In accordance with the requirements of the Investment Company Act of 1940, this registration statement has been signed by the following persons in the capacities and on the dates stated.

Signature	Title	Date

/s/ Joseph Feldschuh, M.D.	President and Chief Executive Officer	May 3, 2013
Joseph Feldschuh, M.D.	Chairman of the Board of Directors
Principal Executive Officer

/s/ David Frankel	Chief Financial Officer	May 3, 2103
David Frankel	Principal Financial and Accounting Officer

Robert Willens *	Director	*

James Lombard *	Director	*

Martin Wolpoff *	Director	*

Mario Biaggi, Esq *	Director	*

Bernhard Saxe, Esq *	Director	*

* By:	/s/ Joseph Feldschuh, M.D.
Joseph Feldschuh, M.D.
Attorney-in-fact
May 3, 2013
Signature Page

EXHIBIT INDEX

EXHIBIT NUMBER	DOCUMENT DESCRIPTION

(n)	Consent of Rotenberg Meril Solomon Bertiger & Guttilla, P.C.